COMBINED CARVE-OUT STATEMENT OF CHANGES IN EQUITY - Codere Online Busines [Member] - EUR (€) € in Thousands	Issued capital [member]	Net Income Loss [Member]	Retained earnings [member]	Net Parent Investment [Member]	Accumulated other comprehensive income [member]	Total [Member]	Non-controlling interests [member]	Total Equity [Member]
Balance – September 30, 2021 at Dec. 31, 2019	€ 60		€ (17,696)	€ (13,634)	€ (160)	€ (31,430)	€ 97	€ (31,333)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period		(6,773)				(6,773)	(4)	(6,777)
Other comprehensive income/(loss) for the period					1,419	1,419		1,419
Total comprehensive income/ (loss) for the period	60	(6,773)	(17,696)	(13,634)	1,259	(36,784)	93	(36,691)
Appropriation of result		6,773	(6,773)
Net change in Parent investment (Note 6)				1,512		1,512		1,512
Balance – September 30, 2021 at Jun. 30, 2020	60		(24,469)	(12,122)	1,259	(35,272)	93	(35,179)
Balance – September 30, 2020 at Dec. 31, 2019	60		(17,696)	(13,634)	(160)	(31,430)	97	(31,333)
Balance – September 30, 2021 at Dec. 31, 2020	60		(33,970)	(7,056)	949	(40,017)	92	(39,925)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period		(13,300)				(13,300)	33	(13,267)
Other comprehensive income/(loss) for the period					115	115		115
Total comprehensive income/ (loss) for the period	60	(13,300)	(33,970)	(7,056)	1,064	(53,202)	125	(53,077)
Appropriation of result		13,300	(13,300)
Net change in Parent investment (Note 6)				45,122		45,122		45,122
Balance – September 30, 2021 at Jun. 30, 2021	€ 60		€ (47,270)	€ 38,066	€ 1,064	€ (8,080)	€ 125	€ (7,955)